Note 9 - Income Taxes (Detail) - Income Tax Reconciliation (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statutory tax	$ 3,337	$ 2,685	$ 2,246
Effect of state income tax	53	56	46
Tax credits	(250)	(245)	(224)
Other items	24	19	(62)
Total income taxes	2,762	2,063	1,511
Nondeductible interest expense	12	16	20
Nontaxable Interest Income [Member]
Nontaxable income	(314)	(299)	(279)
Bank Owned Insurance Income [Member]
Nontaxable income	$ (100)	$ (169)	$ (236)